15. Property and equipment (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [abstract]
Capitalized borrowing costs	R$ (26)	R$ (22)
Borrowing costs eligible for capitalization rate	136.11%	101.78%
Effective interest rate	6.06%	6.54%
Cost of goods and services sold	R$ 147	R$ 126